UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note — 0.7%
Bank of America Corp.
$5,000,000	5.250%	05/02/08	$5,000,000

Commercial Paper — 55.0%
Amstel Funding Corp.
$5,000,000	5.200%	12/10/07	$4,949,444
10,000,000	6.100	12/13/07	9,876,306
Atlantic Asset Securitization Corp.
10,000,000	5.250	10/15/07	9,979,583
5,000,000	6.000	11/19/07	4,959,167
Atlantis One Funding Corp.
5,000,000	5.255	10/16/07	4,989,052
BA Credit Card Trust (Emerald)
5,000,000	5.265	10/16/07	4,989,031
10,000,000	5.260	10/25/07	9,964,933
Bank of America Corp.
4,000,000	5.165	10/11/07	3,994,261
10,000,000	5.250	10/16/07	9,978,125
5,000,000	5.425	11/13/07	4,967,601
5,000,000	5.162	01/28/08	4,914,684
Bavaria TRR Corp.
5,000,000	6.150	10/19/07	4,984,625
Beethoven Funding Corp.
7,000,000	6.200	12/14/07	6,910,789
Cafco LLC
10,000,000	5.260	11/06/07	9,947,400
Cancara Asset Securitization Ltd.
5,000,000	5.260	10/31/07	4,978,083
Chariot Funding LLC
5,000,000	5.450	02/20/08	4,892,514
Ciesco LLC
3,000,000	5.900	11/28/07	2,971,483
15,000,000	5.110	01/22/08	14,759,404
3,000,000	5.470	02/15/08	2,937,551
Citibank Credit Card Issuance Trust (Dakota Corp.)
10,000,000	5.270	10/04/07	9,995,608
5,000,000	5.260	10/23/07	4,983,928
5,000,000	6.250	12/19/07	4,931,424
10,000,000	6.200	01/15/08	9,817,444
Citigroup Funding, Inc.
5,000,000	5.290	02/22/08	4,894,200
5,000,000	5.350	03/13/08	4,878,139
5,000,000	5.350	03/14/08	4,877,396
Clipper Receivables Co. LLC
5,000,000	5.800	11/21/07	4,958,917
Concord Minutemen Capital Co. LLC
5,758,000	5.210	01/09/08	5,674,669
CRC Funding LLC
10,000,000	5.260	11/01/07	9,954,706
5,000,000	5.280	11/05/07	4,974,333
Curzon Funding LLC
10,000,000	5.260	10/05/07	9,994,156
5,000,000	5.170	11/13/07	4,969,124
5,000,000	5.190	12/20/07	4,942,333
5,000,000	5.200	12/20/07	4,942,222

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
Falcon Asset Securitization Corp.
$6,464,000	5.350%	10/02/07	$6,463,039
5,000,000	5.900	11/23/07	4,956,569
10,000,000	5.150	11/27/07	9,918,458
Fountain Square Commercial Funding Corp.
10,000,000	5.260	10/04/07	9,995,617
3,000,000	5.580	11/09/07	2,981,865
Galleon Capital Corp.
10,000,000	5.270	10/03/07	9,997,072
Gemini Securitization Corp.
7,500,000	5.250	10/17/07	7,482,500
5,000,000	6.150	12/11/07	4,939,354
General Electric Capital Corp.
5,000,000	5.150	10/15/07	4,989,986
10,000,000	5.250	10/17/07	9,976,667
Govco, Inc.
5,000,000	5.220	12/21/07	4,941,275
Grampian Funding LLC
8,000,000	5.175	10/05/07	7,995,400
10,000,000	5.175	10/09/07	9,988,500
7,000,000	5.220	12/18/07	6,920,830
5,000,000	4.970	03/20/08	4,881,963
Lexington Parker Capital Co. LLC
10,000,000	5.210	01/09/08	9,855,278
Monument Gardens Funding LLC
10,000,000	6.120	12/05/07	9,889,500
Morgan Stanley
5,000,000	5.440	03/11/08	4,877,600
5,000,000	5.006	03/20/08	4,881,108
Nieuw Amsterdam Receivables Corp.
10,000,000	5.200	12/17/07	9,888,778
Park Avenue Receivables Co. LLC
10,000,000	5.900	11/27/07	9,906,583
Ranger Funding Co. LLC
5,000,000	5.450	12/07/07	4,949,285
Solitaire Funding LLC
5,000,000	5.175	10/11/07	4,992,812
Thunder Bay Funding, Inc.
5,000,000	5.175	10/10/07	4,993,531
Ticonderoga Master Funding LLC
10,000,000	5.500	11/09/07	9,940,417
Tulip Funding Corp.
7,791,000	5.600	11/15/07	7,736,463
Variable Funding Capital Corp.
5,000,000	6.050	10/22/07	4,982,354
5,000,000	5.400	02/20/08	4,893,500
Yorktown Capital LLC
10,000,000	5.450	12/07/07	9,898,569

TOTAL COMMERCIAL PAPER			$428,847,508

Certificates of Deposit — 1.7%
Bank of America Corp.
$3,000,000	5.280%	01/10/08	$3,000,000

PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit — (continued)
State Street Bank & Trust
$5,000,000	5.600%	02/05/08	$5,000,000
5,000,000	5.560	03/05/08	5,000,000

TOTAL CERTIFICATES OF DEPOSIT			$13,000,000

Master Demand Note — 0.6%
Bank of America Securities LLC
$5,000,000	5.310%	10/01/07	$5,000,000

Medium Term Note — 0.1%
Lehman Brothers Holdings, Inc.
$1,000,000	7.000%	02/01/08	$1,005,358

Variable Rate Obligations(a) — 17.3%
AIG Matched Funding Corp.
$10,000,000	4.820%	10/01/07	$10,000,000
Allstate Life Global Funding II
10,000,000	5.794	10/11/07	10,000,000
American Express Bank FSB
15,000,000	5.790	10/09/07	14,999,841
American Express Centurion Bank
5,000,000	5.614	10/18/07	5,000,068
Fifth Third Bank
5,775,000	5.660	10/04/07	5,774,305
General Electric Capital Corp.
3,850,000	5.878	10/17/07	3,850,000
10,000,000	5.156	10/24/07	10,000,000
Lehman Brothers Holdings, Inc.
4,000,000	5.370	10/01/07	4,001,615
Merrill Lynch & Co., Inc.
10,000,000	5.800	10/04/07	10,000,000
MetLife, Inc.(b)
10,000,000	5.585	11/22/07	10,000,000
Morgan Stanley
5,000,000	5.320	10/01/07	5,000,000
5,000,000	5.845	10/03/07	5,000,000
4,000,000	5.485	10/18/07	4,001,789
National City Bank
8,000,000	5.780	10/02/07	8,004,141
SunTrust Bank
2,000,000	5.473	10/19/07	2,000,000
5,000,000	5.360	10/22/07	5,001,007
US Bank NA
5,500,000	5.680	10/01/07	5,499,755
Wachovia Asset Securitization, Inc.(b)
4,948,197	5.281	10/25/07	4,948,197
Wells Fargo & Co.
2,050,000	5.870	10/10/07	2,050,800
10,000,000	5.694	10/18/07	10,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$135,131,518

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$587,984,384

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreement(c) — 24.6%
Joint Repurchase Agreement Account II
$191,400,000	5.116%	10/01/07	$191,400,000
	Maturity Value: $191,481,600

TOTAL INVESTMENTS — 100.0%			$779,384,384

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			$(26,302)

NET ASSETS — 100.0%			$779,358,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either London Interbank Offering Rate, Federal Funds Rate or Prime Rate. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2007, these securities amounted to $14,948,197 or approximately 1.9% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA MONEY MARKET PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 37.8%
Amstel Funding Corp.
$3,000,000	5.200%	12/10/07	$2,969,667
5,000,000	6.100	12/13/07	4,938,153
Atlantic Asset Securitization Corp.
6,000,000	6.000	11/19/07	5,951,000
BA Credit Card Trust (Emerald)
5,000,000	5.265	10/16/07	4,989,031
5,000,000	5.260	10/25/07	4,982,467
1,900,000	6.300	11/01/07	1,889,693
Bank of America Corp.
3,000,000	5.425	11/13/07	2,980,560
Beethoven Funding Corp.
5,000,000	6.200	12/14/07	4,936,278
Cafco LLC
4,000,000	5.850	03/05/08	3,898,600
Cancara Asset Securitization Ltd.
5,000,000	6.400	10/09/07	4,992,889
Chariot Funding LLC
3,000,000	5.450	02/20/08	2,935,508
Ciesco LLC
2,000,000	5.900	11/28/07	1,980,989
2,000,000	5.470	02/15/08	1,958,367
Citibank Credit Card Issuance Trust (Dakota Corp.)
3,000,000	6.250	12/19/07	2,958,854
5,000,000	6.200	01/15/08	4,908,722
Curzon Funding LLC
5,000,000	5.170	11/16/07	4,966,970
5,000,000	5.190	12/20/07	4,942,333
5,000,000	5.200	12/20/07	4,942,222
Falcon Asset Securitization Corp.
5,000,000	5.350	10/02/07	4,999,257
5,000,000	6.150	12/10/07	4,940,208
Gemini Securitization Corp.
5,000,000	5.250	10/17/07	4,988,333
5,000,000	6.150	12/11/07	4,939,354
General Electric Capital Corp.
5,000,000	5.250	10/17/07	4,988,333
Govco, Inc.
3,000,000	5.220	12/21/07	2,964,765
Grampian Funding LLC
5,000,000	5.190	11/21/07	4,963,238
3,000,000	5.220	12/18/07	2,966,070
2,000,000	4.970	03/20/08	1,952,785
Ivory Funding Corp.
1,001,000	6.250	10/05/07	1,000,305
KBC Group NV
5,000,000	5.330	03/13/08	4,878,594
Monument Gardens Funding LLC
5,000,000	6.120	12/05/07	4,944,750
5,000,000	6.150	12/13/07	4,937,646
Morgan Stanley
2,000,000	5.006	03/20/08	1,952,443
Nieuw Amsterdam Receivables Corp.
7,340,000	5.280	11/01/07	7,306,628

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Victory Receivables Corp.
$5,504,000	5.250%	10/16/07	$5,491,960
Westpac Banking Corp.
5,000,000	5.200	12/21/07	4,941,500
Windmill Funding Corp.
5,000,000	6.400	10/11/07	4,991,111

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$150,269,583

Certificates of Deposit-Yankeedollar — 12.5%
Barclays Bank PLC
$3,000,000	5.510%	03/11/08	$3,000,000
Credit Suisse First Boston, Inc.
2,000,000	5.300	04/17/08	2,000,000
3,000,000	5.310	05/22/08	3,000,000
DePfa Bank PLC
10,000,000	5.320	10/23/07	10,000,000
Deutsche Bank AG
5,000,000	5.310	10/11/07	5,000,000
3,000,000	5.400	11/21/07	3,000,000
Landesbank Baden-Wuerttemberg
3,000,000	5.505	02/19/08	3,000,058
Norinchukin Bank NY
2,000,000	5.330	10/26/07	1,999,986
5,000,000	5.370	01/11/08	5,000,000
UBS AG
5,000,000	5.560	03/03/08	5,000,000
3,000,000	5.440	03/14/08	3,000,000
UBS AG Stamford
5,600,000	5.375	11/08/07	5,600,029

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$49,600,073

Master Demand Note — 1.3%
Bank of America Securities LLC
$5,000,000	5.310%	10/01/07	$5,000,000

Medium Term Note — 0.7%
UBS AG Stamford
$3,000,000	5.400%	11/28/07	$3,000,000

Variable Rate Obligations(a) — 27.2%
Australia and New Zealand Banking Group Ltd.
$4,000,000	5.156%	10/23/07	$4,000,000
Bank of Ireland
20,000,000	5.496	10/22/07	20,000,000
Barclays Bank PLC
6,000,000	5.714	10/16/07	5,999,558
BNP Paribas SA
7,000,000	5.300	10/03/07	6,999,988

ILA MONEY MARKET PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Calyon
$15,000,000	5.660%	10/03/07	$14,999,975
Commonwealth Bank of Australia
2,000,000	5.156	10/24/07	2,000,000
Merrill Lynch & Co., Inc.
10,000,000	5.800	10/04/07	10,000,000
New York Life Insurance Co.(b)
5,000,000	5.420	12/31/07	5,000,000
Royal Bank of Scotland Group PLC
10,000,000	5.074	10/26/07	9,998,565
Skandinaviska Enskilda Banken AB
10,000,000	5.820	10/09/07	10,000,000
Societe Generale
15,000,000	5.710	10/02/07	15,000,000
Svenska Handelsbanken AB
4,000,000	5.773	10/15/07	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$107,998,086

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$315,867,742

Repurchase Agreement(c) — 20.0%
Joint Repurchase Agreement Account II
$79,300,000	5.116%	10/01/07	$79,300,000
	Maturity Value: $79,333,808

TOTAL INVESTMENTS — 99.5%			$395,167,742

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			$1,969,237

NET ASSETS — 100.0%			$397,136,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the London Interbank Offering Rate or the Federal Funds Rate.

(b) This security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At September 30, 2007, this security amounted to $5,000,000 or approximately 1.3% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligation — 0.6%
United States Treasury Note
$5,000,000	5.000%	07/31/08	$5,022,085

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$5,022,085

Repurchase Agreements(a) — 99.6%
Joint Repurchase Agreement Account I
$771,100,000	3.984%	10/01/07	$771,100,000
Maturity Value: $771,356,005
Lehman Brothers Holdings, Inc.
51,700,000	3.980	10/01/07	51,700,000
Maturity Value: $51,717,147 Collateralized by U.S. Treasury Note, 3.625%, due 01/15/08. The market value of the collateral, including accrued interest, was $52,735,571.
UBS Securities LLC
25,000,000	3.900	10/01/07	25,000,000
Maturity Value: $25,008,125 Collateralized by U.S. Treasury Bond, 9.250%, due 02/15/16. The market value of the collateral, including accrued interest, was $25,500,232.
4,000,000	5.210	10/15/07	4,000,000
Maturity Value: $4,210,716
Settlement Date: 10/16/06
Collateralized by U.S. Treasury STRIPS, 0.000%, due 08/15/11 to 02/15/16. The aggregate market value of the collateral, including accrued interest, was $4,082,415.

45,000,000	4.820	11/15/07	45,000,000
Maturity Value: $45,548,275 Settlement Date: 08/16/07 Collateralized by U.S. Treasury Bond, 9.250%, due 02/15/16. The market value of the collateral, including accrued interest, was $45,903,097.
7,500,000	5.220	01/11/08	$7,500,000
Maturity Value: $7,895,850 Settlement Date: 01/12/07 Collateralized by U.S. Treasury STRIPS, 0.000%, due 08/15/2011. The market value of the collateral, including accrued interest, was $7,653,032.

TOTAL REPURCHASE AGREEMENTS			$904,300,000

TOTAL INVESTMENTS — 100.2%			$909,322,085

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			$(1,394,660)

NET ASSETS — 100.0%			$907,927,425

The percentage shown for each investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal Securities

ILA TREASURY INSTRUMENTS PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.3%
United States Treasury Bills(a)
$100,000	3.155%	10/11/07	$99,913
35,000,000	3.790	10/11/07	34,963,153
70,000,000	3.850	10/11/07	69,925,139
18,000,000	3.860	10/11/07	17,980,700
7,500,000	3.870	10/11/07	7,491,938
53,000,000	3.900	10/11/07	52,942,583
3,700,000	3.050	10/18/07	3,694,671
1,900,000	3.160	10/18/07	1,897,165
8,700,000	3.380	10/18/07	8,686,114
21,000,000	3.920	10/18/07	20,961,127
400,000	3.190	10/25/07	399,149
12,000,000	3.200	10/25/07	11,974,400
10,000,000	3.300	10/25/07	9,978,000
4,500,000	2.960	11/23/07	4,480,390
11,000,000	3.830	11/23/07	10,937,975
7,000,000	4.310	11/29/07	6,950,555
30,000,000	4.330	11/29/07	29,787,108
9,000,000	3.610	12/06/07	8,940,435
15,000,000	3.895	12/13/07	14,881,527
15,000,000	3.900	12/13/07	14,881,375
15,000,000	3.935	12/20/07	14,868,833
12,000,000	4.030	12/20/07	11,892,533
4,500,000	3.700	12/27/07	4,459,763
22,000,000	3.705	12/27/07	21,803,018
10,000,000	3.730	12/27/07	9,909,858
20,000,000	3.825	12/27/07	19,815,125
4,400,000	3.830	12/27/07	4,359,274
United States Treasury Note
10,000,000	3.000	11/15/07	9,991,390

TOTAL INVESTMENTS — 100.3%			$428,953,211

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			$(1,197,250)

NET ASSETS — 100.0%			$427,755,961

The percentage shown for the investment category reflects the value of investments in that category as a percentage of net assets.

(a) Interest rates represent the annualized yield on date of purchase.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA FEDERAL PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 99.7%
Federal Farm Credit Bank
$42,000,000	4.700	%(a)	10/01/07	$41,991,626
82,000,000	4.710	(a)	10/01/07	81,985,902
29,000,000	4.730	(a)	10/01/07	28,996,703
25,000,000	4.740	(a)	10/01/07	24,996,150
20,000,000	5.525	(a)	10/01/07	19,995,461
10,000,000	4.112	(a)	10/02/07	9,999,470
1,600,000	5.120		10/02/07	1,599,772
25,000,000	5.525	(a)	10/02/07	24,998,122
15,000,000	5.535	(a)	10/02/07	14,998,066
15,000,000	5.525	(a)	10/03/07	14,999,489
15,000,000	5.668	(a)	10/13/07	14,997,283
25,000,000	5.613	(a)	10/17/07	24,994,501
80,000,000	4.996	(a)	10/24/07	79,979,144
10,946,000	4.989	(a)	10/26/07	10,944,406
8,000,000	5.220	(a)	03/30/08	7,998,863
Federal Home Loan Bank
9,000,000	4.720	(a)	10/01/07	8,996,837
13,200,000	4.400		10/03/07	13,196,773
21,500,000	4.570		10/04/07	21,491,812
16,500,000	4.860		10/05/07	16,491,090
25,000,000	4.870		10/05/07	24,986,472
50,000,000	4.880		10/05/07	49,972,889
23,500,000	4.595		10/10/07	23,473,004
54,400,000	5.130		10/10/07	54,330,232
7,000,000	5.135		10/10/07	6,991,014
12,000,000	5.200	(a)	10/10/07	11,995,261
20,000,000	4.600		10/12/07	19,971,889
62,846,000	4.720		10/12/07	62,755,362
45,000,000	5.185	(a)	10/16/07	44,988,175
8,000,000	4.610		10/17/07	7,983,609
5,000,000	4.125		10/19/07	4,997,117
10,200,000	4.500		10/19/07	10,177,050
20,500,000	4.600		10/19/07	20,452,850
43,800,000	4.620		10/19/07	43,698,822
16,000,000	4.590		10/24/07	15,953,080
170,000,000	4.600		10/26/07	169,456,944
25,000,000	5.120		10/31/07	24,893,333
100,000,000	5.236		11/11/07	100,000,000
15,000,000	5.390	(a)	11/17/07	15,008,801
50,000,000	5.438	(a)	11/18/07	50,000,000
13,000,000	3.060		11/21/07	12,962,903
90,000,000	5.325	(a)	11/28/07	89,968,441
1,100,000	4.700		12/05/07	1,090,665
7,000,000	4.880		12/05/07	6,938,322
5,000,000	4.770		12/07/07	4,955,613
35,000,000	4.790		12/07/07	34,687,985
32,000,000	4.880		12/07/07	31,709,369
25,000,000	4.700		12/12/07	24,765,000
15,000,000	5.476	(a)	12/18/07	14,994,040
37,000,000	5.486	(a)	12/18/07	36,994,413
3,100,000	4.539		12/19/07	3,069,122
23,000,000	4.550		12/19/07	22,770,351
5,000,000	4.745		12/19/07	4,947,937
80,000,000	5.438	(a)	12/19/07	79,985,557

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank (continued)
$32,000,000	5.447	%(a)	12/19/07	$31,991,008
35,000,000	5.428	(a)	12/20/07	34,994,378
7,750,000	3.085		12/21/07	7,715,804
23,000,000	4.565		12/26/07	22,749,179
7,500,000	4.570		12/26/07	7,418,121
5,500,000	4.565		12/28/07	5,438,626
35,000,000	4.570		12/28/07	34,609,011
10,000,000	4.730		01/22/08	9,851,531
5,500,000	5.125		01/22/08	5,497,311
1,500,000	5.040		01/23/08	1,476,060
15,000,000	5.025		01/25/08	14,757,125
12,000,000	4.625		02/01/08	11,995,660
8,650,000	5.125		02/12/08	8,644,461
100,000,000	5.118	(a)	02/22/08	100,000,000
2,100,000	4.875		03/05/08	2,096,409
4,000,000	4.000		03/10/08	3,978,762
19,000,000	4.750		03/14/08	19,014,695
12,800,000	4.600		04/11/08	12,759,967
20,000,000	5.125		05/21/08	19,984,552
3,600,000	5.125		05/23/08	3,597,350

TOTAL INVESTMENTS — 99.7%				$1,954,147,102

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%				$5,555,028

NET ASSETS — 100.0%				$1,959,702,130

The percentage shown for the investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offering Rate or Prime Rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 3.8%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
$10,200,000	4.040%	10/01/07	$10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	4.040	10/01/07	6,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	4.040	10/01/07	6,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	3.900	10/04/07	4,600,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
2,800,000	4.110	10/01/07	2,800,000

			$30,250,000

Alaska — 0.6%
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank AG SPA)(F1+)(a)
$2,840,000	3.920%	10/04/07	$2,840,000
Alaska State Housing Finance Corp. Eclipse Funding Trust VRDN RB Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
2,000,000	3.650	9/18/08	2,000,000

			$4,840,000

Arizona — 2.6%
Arizona Health Facilities Authority VRDN RB F Series 2007-1782 (Morgan Stanley SPA) (F1+)(a)
$3,375,000	3.920%	10/04/07	$3,375,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/MIG1)
1,500,000	4.500	07/30/08	1,510,337
Phoenix Civic Improvement Corp. CP Series 2006 (Bank of America N.A. LOC) (A-1/P-1)
5,000,000	3.680	11/27/07	5,000,000
Phoenix Civic Improvement Corp. Excise Tax VRDN RB Certificates Macon Trust Series L (FGIC) (Bank of America N.A. SPA) (VMIG1)(a)
4,675,000	3.920	10/04/07	4,675,000
Phoenix Civic Improvement Corp. VRDN RB ROCS RR II R-11190 (MBIA) (Citibank N.A. SPA)(A-1+)(a)
4,130,000	3.920	10/04/07	4,130,000
Phoenix GO VRDN Merlots Series 2007-H05 (Wachovia Bank N.A. SPA) (A-1+)(a)
650,000	3.920	10/03/07	650,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(a)
1,500,000	3.910	10/04/07	1,500,000

			$20,840,337

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Colorado — 1.4%
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
$2,610,000	3.900%	10/04/07	$2,610,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1031 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
1,095,000	3.970	10/04/07	1,095,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1039 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
1,895,000	3.970	10/04/07	1,895,000
Colorado State General Fund RANS Series 2007 A (SP-1+/MIG1)
6,025,000	4.250	06/27/08	6,047,925

			$11,647,925

Delaware(a) — 0.5%
Delaware Transportation Authority Transit System Revenue Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)
$4,391,000	3.910%	10/04/07	$4,391,000

District of Columbia — 0.3%
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. SPA) (A-1+/P-1)
$2,800,000	3.720%	10/16/07	$2,800,000

Florida — 5.1%
Broward County Electrical Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1095 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$375,000	3.970%	10/04/07	$375,000
Citizens Property Insurance Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007 SGB-67 A (MBIA) (Societe Generale SPA) (A-1+)(a)
2,000,000	3.910	10/04/07	2,000,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (P-1/A-1)
2,000,000	3.730	10/05/07	2,000,000
1,769,000	3.750	11/09/07	1,769,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	3.920	10/04/07	1,000,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1053 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,760,000	3.970	10/04/07	2,760,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1002L (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,275,000	3.970	10/04/07	5,275,000
Florida State Department of Environmental Protection Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1025 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,330,000	3.970	10/04/07	3,330,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Florida State DOT GO Bonds Right of Way Series 2003 A (AAA/Aa1)
$500,000	5.000%	07/01/08	$504,844
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
2,800,000	3.690	12/12/07	2,800,000
Jacksonville Water & Sewer Systems VRDN RB Floaters Series 2007-1653 (Morgan Stanley SPA)(F1+)(a)
610,500	3.910	10/04/07	610,500
Miami-Dade County Educational Facilities Authority VRDN RB Floater Series 2007-1771 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
3,382,000	3.910	10/04/07	3,382,000
Miami-Dade County Educational Facilities Authority VRDN RB Floaters Series 2007-2055 (AMBAC) (Wells Fargo & Co. SPA) (F1+)(a)
2,540,000	3.900	10/04/07	2,540,000
Miami-Dade County School District TANS Series 2007 (MIG1)(c)
4,000,000	4.000	10/03/08	4,023,080
Palm Beach County School District CP (Bank of America N.A. LOC) (P-1/A-1+)
1,200,000	3.750	02/14/08	1,200,000
500,000	3.550	03/13/08	500,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
3,000,000	3.650	10/18/07	3,000,000
Tallahassee Energy Systems VRDN RB Eagle Series 2007-0111 A (MBIA) (Banco Bilbao Vizcaya SPA)(A-1+)(a)
3,000,000	3.910	10/04/07	3,000,000
University of Miami Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1020 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
970,000	3.970	10/04/07	970,000

			$41,039,424

Georgia — 3.0%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
$2,120,000	4.070%	10/01/07	$2,120,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley SPA) (A-1+)(a)
4,475,000	3.910	10/04/07	4,475,000
Georgia State GO Bonds Series 2002 D (AAA/Aaa)
1,545,000	5.250	08/01/08	1,564,921
Georgia State GO VRDN Putters Series 2006-1420 (JPMorgan Chase & Co.) (A-1+)(a)
2,150,000	3.920	10/04/07	2,150,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(a)
2,000,000	3.950	10/04/07	2,000,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG SPA) (A-1+)
3,898,000	3.750	10/09/07	3,898,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	4.070	10/01/07	1,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1018 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$6,285,000	3.970%	10/04/07	$6,285,000
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1019 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
490,000	3.970	10/04/07	490,000

			$24,282,921

Hawaii — 0.5%
Honolulu GO CP Series H (Westdeutsche Landesbank SPA) (A-1/P-1)
$3,800,000	3.730%	02/06/08	$3,800,000

Idaho — 0.3%
Idaho State GO TANS Series 2007 (SP-1+/MIG1)
$2,500,000	4.500%	06/30/08	$2,513,838

Illinois — 7.6%
Chicago GO VRDN Eagle Series 2007-0141 A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
$4,000,000	3.920%	10/04/07	$4,000,000
Chicago Metropolitan ABN AMRO Munitops Certificates Trust GO VRDN for Water Reclamation District Non-AMT Trust Certificates Series 2006-29 (VMIG1) (ABN Amro Bank N.V. SPA)(a)
2,600,000	3.930	10/04/07	2,600,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
1,500,000	3.900	10/04/07	1,500,000
Chicago Transportation Authority Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-314 (AMBAC)(Deutsche Bank A.G. SPA) (A-1+)(a)
2,000,000	3.950	10/04/07	2,000,000
City of Chicago Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-334 (FGIC) (Deutsche Bank A.G. SPA)(A-1+)(a)
1,700,000	3.950	10/04/07	1,700,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA)(VMIG1)(a)
4,000,000	3.930	10/04/07	4,000,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products)(F1+)(a)
2,850,000	3.910	10/04/07	2,850,000
Illinois Health System Evanston Hospital CP Series 1987 D (A-1+)
2,500,000	3.750	11/08/07	2,500,000
Illinois Health System Evanston Hospital CP Series 1995 (A-1+)
4,000,000	3.630	11/05/07	4,000,000
Illinois Municipal Electric Agency Power Supply VRDN RB Putters Series 2007-2123 (FGIC) (JPMorgan Chase & Co. SPA)(A-1+)(a)
1,200,000	3.920	10/04/07	1,200,000
Illinois State GO Certificates Series 2007 (SP-1+/MIG1)
15,000,000	4.250	11/09/07	15,007,800

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(a)
$6,945,000	3.990%	10/04/07	$6,945,000
Illinois State GO VRDN ROCS RR-II-R 2164 Series 2004 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,290,000	3.910	10/04/07	5,290,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
1,880,000	3.920	10/04/07	1,880,000
Regional Transportation Authority VRDN RB P-Floats-PT-3871 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
4,985,000	3.920	10/04/07	4,985,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA)(VMIG1)(a)
1,000,000	3.920	10/04/07	1,000,000

			$61,457,800

Indiana(a) — 1.3%
Indiana Toll Road Commission RB Merlots Series A-104 (Bank of New York N.A. SPA) (A-1+)
$3,175,000	3.920%	10/03/07	$3,175,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Citibank N.A. SPA) (A-1+)
7,000,000	3.920	10/04/07	7,000,000

			$10,175,000

Iowa(a) — 0.1%
Des Moines Metropolitan Wastewater Reclamation Authority Sewer VRDN RB Floater Series 2007-1950 (MBIA) (Morgan Stanley Municipal Products) (F1+)
$1,100,000	3.910%	10/04/07	$1,100,000

Kansas — 1.0%
Kansas DOT Highway VRDN RB Series 2000 B-2 (A-1+/VMIG1)
$2,700,000	4.130%	10/01/07	$2,700,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA)(ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	3.930	10/04/07	5,000,000

			$7,700,000

Kentucky — 2.5%
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006-A (Societe Generale SPA) (A-1+/VMIG1)
$1,722,000	4.110%	10/01/07	$1,722,000
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local SPA)(F1+)(b)
1,300,000	3.800	3/13/08	1,300,000
Louisville & Jefferson County Water & Sewer District ABN AMRO Munitops Certificates Trust VRDN RB for Non-AMT Trust Certificates Series 2005-29 (ABN AmroBank N.V. SPA)(F1+) (FGIC)(a)
995,000	3.930%	10/04/07	995,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Kentucky — (continued)
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Eagle Series 2006-53 Class A (FGIC)(Citibank N.A. SPA) (A-1+)(a)
$14,000,000	3.930%	10/04/07	$14,000,000
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Floating Rate Receipts Series 1999 SG 132 (A-1+) (FGIC) (Societe Generale SPA)(a)
2,000,000	3.910	10/04/07	2,000,000

			$20,017,000

Maryland — 1.7%
Anne Arundel County CP (Westdeutsche Landesbank AG SPA) (P-1/A-1+)
$1,000,000	3.730%	10/05/07	$1,000,000
Maryland Health & Higher Education for John Hopkins CP Series 2004 B (Wachovia Bank SPA) (A-1/P-1)
835,000	3.890	10/04/07	835,000
Maryland Health & Higher Education for John Hopkins CP Series 2007 B (A-1+/P-1)
1,000,000	3.700	10/10/07	1,000,000
Prince Georges County GO VRDN Merlots Series 2007-H06 (Wachovia Bank N.A. SPA) (A-1+)(a)
690,000	3.920	10/03/07	690,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1013 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
600,000	3.970	10/04/07	600,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1030 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,435,000	3.970	10/04/07	5,435,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1072 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,650,000	3.970	10/04/07	3,650,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (AA/Aa2)
780,000	5.000	04/01/08	784,946

			$13,994,946

Massachusetts — 2.0%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2007-1825 (JPMorgan Chase Bank SPA)(A-1+)(a)
$5,680,000	3.910%	10/04/07	$5,680,000
Massachusetts State Water Resources Authority CP Series 2007-94 (Bayerische Landesbank LOC) (A-1+/P-1)
5,000,000	3.750	10/09/07	5,000,000
Massachusetts State Water Resources Authority Floaters Series 2007-1890 (Morgan Stanley SPA) (F1+)(a)
5,135,000	3.910	10/04/07	5,135,000

			$15,815,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan(a) — 4.1%
Detroit, MI ABN AMRO Munitops Certificates Trust GO VRDN for Non-AMT Trust Certificates Series 2002-29 (VMIG1)
$1,000,000	3.930%	10/04/07	$1,000,000
Detroit Sewer Disposal VRDN RB Floaters Series 2005-1182 (FGIC) (Rabobank Nederland SPA) (A-1)
3,308,500	3.910	10/04/07	3,308,500
Detroit Water Supply Systems VRDN RB Putters Series 2007-2145 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)
1,000,000	3.920	10/04/07	1,000,000
Grand Rapids, MI ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-44 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)
1,000,000	3.920	10/04/07	1,000,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)
3,000,000	3.920	10/04/07	3,000,000
Michigan State Building Authority ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)
7,900,000	3.930	10/04/07	7,900,000
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)
13,205,000	3.920	10/04/07	13,205,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A. SPA) (A-1+)
3,000,000	3.930	10/04/07	3,000,000

			$33,413,500

Minnesota(a) — 0.4%
Minneapolis & St. Paul Municipal Securities Trust Certificates VRDN RB Series 2007-292 (AMBAC) (Bear Stearns Capital Markets) (A-1)
$3,000,000	3.920%	10/04/07	$3,000,000

Missouri(a) — 2.6%
City of Springfield, MO ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
$2,150,000	3.930%	10/04/07	$2,150,000
Jackson County, MO Eclipse Funding Trust VRDN RB Solar Certificates Series 2007-0062 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)
6,000,000	3.920	10/04/07	6,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB Merlots Series 2007-H07 (Wachovia Bank N.A. SPA) (A-1+)
1,080,000	3.920	10/03/07	1,080,000
Missouri Health and Education Facilities ABN AMRO Munitops Certificate Trust VRDN RB Authority Non-AMT Series 2006-90 (ABN AMRO Bank N.V. SPA) (VMIG1)
2,000,000	3.930	10/04/07	2,000,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-497 Series 2007 (Bayerische Hypo-Unde SPA) (F1)
7,385,000	3.950	10/04/07	7,385,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2007-1994 (Morgan Stanley Municipal Products) (A-1+)
$2,285,000	3.910%	10/04/07	$2,285,000

			$20,900,000

Nebraska(a) — 2.4%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$4,000,000	3.920%	10/04/07	$4,000,000
Omaha Public Power District VRDN RB Eagle Series 2005-3008 A (AMBAC) (Bayerische Landesbank SPA)(A-1)
15,000,000	3.920	10/04/07	15,000,000

			$19,000,000

Nevada — 1.4%
Clark County Airport Municipal Security Trust Certificates VRDN RB Revenue Series 2007-330 A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)
$3,000,000	3.920%	10/04/07	$3,000,000
Clark County Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA)(A-1+)(b)
2,495,000	3.750	10/03/07	2,495,000
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(b)
1,000,000	3.800	02/13/08	1,000,000
Clark County Refunding GO Bonds for Public Safety Series 2004 A (FSA)(AA/Aaa)
800,000	4.000	06/01/08	802,893
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank SPA) (A-1+/P-1)
1,500,000	3.900	10/04/07	1,500,000
2,000,000	3.750	10/11/07	2,000,000
Nevada State GO Capital Improvements Series 1998 B (AA+/Aa1)
400,000	5.000	06/01/08	403,261

			$11,201,154

New Jersey — 0.9%
New Jersey State TRANS Series 2007 (SP-1+/MIG1)
$4,000,000	4.500%	06/24/08	$4,025,594
New Jersey State Transportation Trust Fund Authority VRDB RB Merlots Series 2006 B-04 (MBIA) (Wachovia Bank N.A. SPA)(A-1+)(a)
3,090,000	3.920	10/03/07	3,090,000

			$7,115,594

New Mexico — 0.1%
New Mexico State TRANS Series 2007 (SP-1+/MIG1)
$1,000,000	4.500%	06/30/08	$1,005,517

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — 1.0%
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1694 (Morgan Stanley Municipal Products) (A-1+)(a)
$1,800,000	3.900%	10/04/07	$1,800,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1695 (Morgan Stanley N.A. SPA) (A-1+)(a)
2,100,000	3.900	10/04/07	2,100,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
4,000,000	3.780	10/09/07	4,000,000

			$7,900,000

North Carolina — 3.0%
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
$2,950,000	3.910%	10/04/07	$2,950,000
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 (A-1+/P-1)
3,454,000	3.750	12/06/07	3,454,000
North Carolina State GO VRDN Floaters Series 2007-2004 (Morgan Stanley Municipal Products) (A-1+)(a)
3,480,000	3.910	10/04/07	3,480,000
North Carolina State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1050 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,010,000	3.970	10/04/07	4,010,000
Raleigh Comb Enterprise System RB VRDN Eagle Series 2007-0010 Class A (Landesbank Hessen-Thueringen SPA)(A-1)(a)
4,950,000	3.910	10/04/07	4,950,000
University of North Carolina CP Series 2007 A (A-1+/P-1)
400,000	3.720	01/16/08	400,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA)(A-1+)(a)
5,000,000	3.930	10/04/07	5,000,000
Wake County Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1115 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
255,000	3.970	10/04/07	255,000

			$24,499,000

Ohio(a) — 0.8%
Columbus City School District GO VRDN Floaters Series 2007-1638 (FSA) (Morgan Stanley SPA) (VMIG1)
$6,480,000	3.880%	10/04/07	$6,480,000

Oregon — 3.2%
Oregon State GO TANS Series 2007 A (SP-1+/MIG1)
$5,500,000	4.500%	06/30/08	$5,534,596

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Oregon — (continued)
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
$20,000,000	3.870%	10/03/07	$20,000,000

			$25,534,596

Pennsylvania(a) — 0.2%
Pennsylvania Turnpike Commission ABN AMRO Munitops Certificates Trust VRDN RB for Pennsylvania Turnpike Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)
$2,000,000	3.930%	10/04/07	$2,000,000

Rhode Island(a) — 0.3%
Narragansett Bay Commission Wastewater Systems VRDN RB Floating Rate Trust Receipts Series 2005-K7-Reg D (MBIA) (Lehman Brothers SPA) (VMIG1)
$2,200,000	3.980%	10/03/07	$2,200,000

South Carolina — 0.4%
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/P-1)
$500,000	3.680%	12/12/07	$500,000
South Carolina Transportation Infrastructure Bank Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K30W Reg D (XCLA) (Lehman Brothers SPA) (VMIG1)(a)
2,665,000	3.930	10/03/07	2,665,000

			$3,165,000

Tennessee — 2.0%
Blount County Public Building Authority Municipal Security Trust Certificates VRDN RB Series 2007-7051 A (XLCA) (Bear Stearns Capital Markets) (VMIG1)(a)
$1,000,000	3.920%	10/04/07	$1,000,000
Franklin Public Building Authority VRDN RB Local Government Public Improvement Series 2007-101-A-1 (DePfa Bank PLC SPA)(VMIG1)
1,000,000	4.100	10/01/07	1,000,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
400,000	3.750	10/12/07	400,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
12,235,000	3.860	10/04/07	12,235,000
Nashville County Metropolitan Government CP Series 2007 (State Street Bank, California Public Employees Retirement System, and California State Teachers Retirement System) (A-1+/P-1)
800,000	3.700	10/09/07	800,000
Tennessee State GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/P-1)
800,000	3.700	10/31/07	800,000

			$16,235,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — 24.3%
Alamo Community College District Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-253 (FGIC) (Deutsche Bank A.G. SPA) (A-1+)(a)
$4,000,000	3.920%	10/04/07	$4,000,000
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
4,000,000	3.930	10/04/07	4,000,000
Austin ISD Austin Trust Certificates GO VRDN Series 2007-167 (MBIA) (Bank of America N.A. SPA)(A-1+)(a)
1,000,000	3.920	10/04/07	1,000,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,610,000	3.920	10/04/07	1,610,000
City of Garland GO CP Series 2002 (DePfa Bank PLC SPA) (A-1+)
1,500,000	3.740	10/09/07	1,500,000
City of Houston CP Series D (DePfa Bank PLC SPA) (A-1+/P-1)
2,500,000	3.700	10/10/07	2,500,000
1,000,000	3.730	11/08/07	1,000,000
4,000,000	3.680	12/12/07	4,000,000
400,000	3.700%	12/12/07	400,000
City of Houston CP Series F (DePfa Bank PLC SPA) (A-1+/P-1)
800,000	3.740	10/18/07	800,000
1,000,000	3.750	10/18/07	1,000,000
City of Dallas Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-259 (Deutsche Bank A.G. SPA)(A-1+)(a)
1,700,000	3.930	10/04/07	1,700,000
Cypress-Fairbanks ISD Austin Trust Certificates GO VRDN Series 2007-174 (PSF-GTD) (Bank of America N.A. SPA)(A-1+)(a)
1,000,000	3.920	10/04/07	1,000,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (ABN AMRO Bank N.V. SPA)(VMIG1)(a)
4,630,000	3.930	10/04/07	4,630,000
Dallas ISD Austin Trust Certificates GO VRDN Series 2007-140 (PSF-GTD) (Bank of America N.A. SPA)(A-1+)(a)
1,445,000	3.920	10/04/07	1,445,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
1,200,000	3.700	10/09/07	1,200,000
700,000	3.650	11/05/07	700,000
700,000	3.730	11/05/07	700,000
1,200,000	3.730	11/29/07	1,200,000
800,000	3.750	10/09/07	800,000
500,000	3.750	10/11/07	500,000
Dallas Area Rapid Transit Macon Trust Certificates VRDN RB Series 2007-326 (AMBAC) (Bank of America N.A.)(A-1+)(a)
1,000,000	3.920	10/04/07	1,000,000
Dallas GO VRDN ROCS RR-II-R 667 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,915,000	3.920	10/04/07	3,915,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Del Valle ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-319 (PSF-GTD) (Deutsche Bank A.G. SPA)(A-1+)(a)
$6,565,000	3.990%	10/04/07	$6,565,000
Denton ISD Municipal Securities Trust Certificates GO VRDN Series 2001-117 A (PSF-GTD) (Bear Stearns Capital Market SPA) (A-1)(a)
3,000,000	3.920	10/04/07	3,000,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
2,470,000	3.930	10/04/07	2,470,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (ABN AMRO Bank N.V. SPA)(F1+)(a)
2,170,000	3.930	10/04/07	2,170,000
Giddings Independent School District GO VRDN Floaters Series 2007-2070 (PSF-GTD) (Morgan Stanley SPA)(VMIG1)(a)
2,245,000	3.910	10/04/07	2,245,000
Grand Prairie Munitops II Trust Certificates GO VRDN Series 2007-51 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
4,200,000	3.930	10/04/07	4,200,000
Harlande ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA)(F1+)(a)
9,995,000	3.930	10/04/07	9,995,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A. SPA) (A-1+)(a)
6,255,000	3.930	10/04/07	6,255,000
Harris County Metropolitan Transit Authority CP Series 2006 (DePfa Bank PLC LOC) (A-1+)
500,000	3.650	10/04/07	500,000
Houston Higher Education Finance Corp. VRDN RB Eagle Series 2007-0077 A (Banco Bilbao Vizcaya) (A-1+)(a)
3,430,000	3.910	10/04/07	3,430,000
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
1,000,000	3.910	10/04/07	1,000,000
Houston ISD GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
3,310,000	3.920	10/04/07	3,310,000
Houston Utilities System VRDN RB Eagle Series 2006-0078 A (MBIA) (Bayerische Landesbank SPA) (A-1)(a)
9,350,000	3.920	10/04/07	9,350,000
Houston Utilities System VRDN RB Eagle Series 2007-0086 A (FSA) (DZ Bank AG Deutsche SPA) (A-1)(a)
5,800,000	3.910	10/04/07	5,800,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
2,000,000	3.720	10/11/07	2,000,000
Houston, TX Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-448 Series 2007 (MBIA) (Landesbank Hessen-Thueringen SPA) (F1+)(a)
2,530,000	3.920	10/04/07	2,530,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Utility Systems Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-277 (FGIC) (Deutsche Bank A.G. SPA)(A-1+)(a)
$1,000,000	3.950%	10/04/07	$1,000,000
Houston Utility Systems Austin Trust Certificates VRDN RB Series 2007-169 (FGIC) (Bank of America N.A. SPA)(A-1+)(a)
1,000,000	3.920	10/04/07	1,000,000
Houston, TX Utilities Austin Trust Certificates VRDN RB Series 2007-164 (FSA) (Bank of America N.A. SPA)(A-1+)(a)
1,875,000	3.920	10/04/07	1,875,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (ABN AMRO Bank N.V. SPA)(VMIG1)(a)
3,000,000	3.930	10/04/07	3,000,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	3.910	10/04/07	3,950,000
Katy ISD Austin Trust Certificates GO VRDN Series 2007-133 (PSF-GTD) (Bank of America N.A. SPA)(A-1+)(a)
1,100,000	3.920	10/04/07	1,100,000
Katy ISD GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
1,275,000	3.920	10/04/07	1,275,000
Lake Travis ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-18 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
2,800,000	3.930	10/04/07	2,800,000
Mansfield ISD GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,575,000	3.920	10/04/07	5,575,000
Mesquite ISD GO VRDN Putters Series 2005 1033 (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)(a)
5,230,000	3.920	10/04/07	5,230,000
Pflugerville ISD GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,365,000	3.990	10/04/07	6,365,000
Plano GO VRDN Floater Series 2007-1862 (Morgan Stanley SPA) (VMIG1)(a)
2,915,000	3.910	10/04/07	2,915,000
RBC Municipal Products, Inc. Trust GO VRDN Floater Certificates Related to North East ISD Series 2007-37 I (VMIG1)(a)
1,200,000	3.900	10/04/07	1,200,000
Rice University CP Series 2007 (A-1+/P-1)
800,000	3.700	10/09/07	800,000
San Antonio Electric & Gas Utilities Systems Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-276 (Deutsche Bank A.G. SPA) (A-1+)(a)
2,505,000	3.950	10/04/07	2,505,000
Texas A & M University CP Series B (A-1+/P-1)
2,000,000	3.650	10/03/07	2,000,000
3,000,000	3.700	10/10/07	3,000,000
400,000	3.730	10/17/07	400,000
Texas State GO TRANS Series 2007 (SP-1+/MIG1)
5,800,000	4.500	08/28/08	5,843,150
Texas State GO VRDN P-Floats-PT-2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
1,380,000	3.800	03/06/08	1,380,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
$1,300,000	3.700%	10/10/07	$1,300,000
1,700,000	3.690	10/18/07	1,700,000
1,000,000	3.700	12/12/07	1,000,000
Texas State Transportation Commision Trust Certificates VRDN RB Series 2006-7026 (Bear Stearns Capital Markets) (VMIG1)(a)
2,000,000	3.920	10/04/07	2,000,000
Texas State Transportation Commission Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1113 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
980,000	3.970	10/04/07	980,000
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products)(A-1+)(a)
1,492,000	3.910	10/04/07	1,492,000
Texas State Transportation Commission VRDN RB P-Floats-PT-3740 Series 2006 (Merrill Lynch Capital Services SPA)(A-1+)(a)
1,245,000	3.890	10/04/07	1,245,000
Texas Water Development Board Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K26 Reg D (Lehman Brothers SPA) (VMIG1)(a)
4,500,000	3.930	10/03/07	4,500,000
Tyler Water & Sewer Systems ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2005-20 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
1,000,000	3.930	10/04/07	1,000,000
Texas Water Development Board Fund Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	3.920	10/04/07	1,000,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-302A (Bear Stearns Capital Markets) (VMIG1)(a)
1,845,000	3.920	10/04/07	1,845,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-312 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
1,000,000	3.920	10/04/07	1,000,000
University of Texas CP Series 2005 (A-1+/P-1)
3,200,000	3.900	10/09/07	3,200,000
2,000,000	3.800	10/10/07	2,000,000
844,000	3.720	10/11/07	844,000
University of Texas Permanent University Fund RB Series 1997 (AAA/Aaa)
405,000	5.250	07/01/08	409,471
University of Texas VRDN RB Merlots-E08 Series 2007 (Bank of New York N.A. SPA) (A-1+)(a)
1,000,000	3.920	10/03/07	1,000,000
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,500,000	3.920	10/04/07	2,500,000
University of Texas VRDN RB Putters Series 2007-2174 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,500,000	3.920	10/04/07	1,500,000
University of Texas VRDN RB ROCS RR II R-1080 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
3,395,000	3.920	10/04/07	3,395,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
University of Texas VRDN RB ROCS-RR-II-R-11077 Series 2007 (Citbank N.A. SPA) (A-1+)(b)
$3,600,000	3.850%	12/13/07	$3,600,000

			$196,143,621

Utah(a) — 1.0%
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)
$5,000,000	3.920%	12/13/07	$5,000,000
Salt Lake County Sales Tax VRDN RB Floats-PT 2901 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)
3,240,000	3.990	10/04/07	3,240,000

			$8,240,000

Virginia — 0.5%
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/Aa1)
$600,000	5.000%	08/01/08	$607,544
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/Aa1)(c)
550,000	5.000	08/01/08	556,710
Virginia Transportation Department BB&T Municipal Trust VRDN RB Floaters Series 2007-2050 (Branch Banking & Trust)(VMIG1)(a)
3,000,000	3.940	10/04/07	3,000,000

			$4,164,254

Washington — 5.8%
Clark County GO VRDN School District No. 119 Battleground Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G. SPA)(F1+)(a)
$5,375,000	3.980%	10/04/07	$5,375,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1007 Revenue Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,000,000	3.970	10/04/07	1,000,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(a)
1,110,000	3.950	10/04/07	1,110,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (Deutsche Bank AG SPA) (AA-/Aaa)
500,000	5.250	07/01/08	505,484
King County Eclipse Funding Trust VRDN RB Series 2007-0095 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
3,340,000	3.910	10/04/07	3,340,000
Port of Seattle Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-453 (MBIA) (KBC Bank N.V.)(F1+)(a)
3,515,000	3.920	10/04/07	3,515,000
Seattle Municipal Security Trust Certificates GO VRDN Series 2007-322 Class A (Bear Stearns Capital Markets)(VMIG1)(a)
1,500,000	3.920	10/04/07	1,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
State of Washington Deutsche Bank Spears Lifers Trust GO VRDN P-Floats Series 2007-DB270 (Deutsche Bank A.G. SPA)(F1+)(a)
$4,710,000	3.930%	10/04/07	$4,710,000
Tacoma, WA. ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2006-52 (FGIC) (ABN AMRO Bank N.V. SPA)(F1+)(a)
1,000,000	3.930	10/04/07	1,000,000
Washington Eclipse Funding Trust GO VRDN Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(b)
3,500,000	3.800	10/04/07	3,500,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.930	10/04/07	12,000,000
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1+)(a)
4,325,000	3.910	10/04/07	4,325,000
Washington State GO VRDN ROCS-RR-II-R-9081 (FSA) (Citigroup Financial Products) (VMIG1)(a)
495,000	3.920	10/04/07	495,000
Washington State University Eclipse Funding Trust VRDN RB Series 2007-0094 (AMBAC) (U.S. Bank N.A. SPA)(A-1+)(a)
4,205,000	3.910	10/04/07	4,205,000

			$46,580,484

Wisconsin — 0.2%
Wisconsin State Operating Notes Series 2007 (SP-1+/MIG1)
$1,500,000	4.500%	06/16/08	$1,507,781

Other Tax-Exempt Securities(a) — 10.6%
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1683 P (MBIA, FSA, FGIC, AMBAC and CIFG) (JPMorgan Chase & Co. SPA) (F1+)
$15,805,000	4.010%	10/04/07	$15,805,000
JPMorgan Chase & Co. VRDN RB Putters Series 1751P (PSF-GTD, MBIA, FGIC, FSA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
17,215,000	4.040	10/04/07	17,215,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (AMBAC, FGIC, FSA, CIFG and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
7,965,000	4.010	10/04/07	7,965,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1633P (AMBAC, FSA, MBIA and PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)
4,930,000	4.010	10/04/07	4,930,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD, AMBAC, FSA and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
4,330,000	4.010	10/04/07	4,330,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)
14,290,000	4.020	10/04/07	14,290,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA)(F1+)
5,723,000	4.020	10/04/07	5,723,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (PSF-GTD, FGIC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)
10,065,000	4.020	10/04/07	10,065,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Other Tax-Exempt Securities(a) — (continued)
UBS Municipal GO VRDN Floaters Series 2007-GM01 Pooled Trust (PSF-GTD, FSA, AMBAC, FGIC and MBIA) (BNP Paribas SPA) (A-1+)
$2,465,000	3.940%	10/04/07	$2,465,000
Wachovia Bank Bruts VRDN RB Merlots Series 2007-ON2 (MBIA) (Wachovia Bank N.A. SPA) (F1+)
2,890,000	4.040	10/04/07	2,890,000

			$85,678,000

TOTAL INVESTMENTS — 99.6%			$802,628,692

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			$3,307,642

NET ASSETS — 100.0%			$805,936,334

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2007, these securities amounted to $572,867,000 or approximately 71.1% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2007, these securities amounted to $15,275,000 or approximately 1.9% of net assets.

(c) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— CDC IXIS Financial Guarantee
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 99.4%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.750%	10/04/07	$13,700,000
Austin Trust GO VRDN For Citrus Community College Series 2007-142 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
2,555,000	3.880	10/04/07	2,555,000
Austin Trust VRDN RB Certificates for California Educational Facilities Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
6,665,000	3.880	10/04/07	6,665,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,465,000	3.870	10/04/07	3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2007-2135 (JPMorgan Chase & Co.) (A-1+)(a)
3,765,000	3.880	10/04/07	3,765,000
Calabasas COPS Floaters Series 1541 (AMBAC) (Morgan Stanley Municipal Products) (A-1+)(a)
4,070,000	3.890	10/04/07	4,070,000
California State University ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2006-11 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
4,000,000	3.880	10/04/07	4,000,000
California Communities Note Program TRANS Series 2007 A2 (SP-1+/MIG1)
11,800,000	4.500	06/30/08	11,870,784
California Communities Note Program TRANS Series 2007 A3 (SP-1+/MIG1)
8,000,000	4.500	06/30/08	8,049,125
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
5,825,000	3.890	10/04/07	5,825,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
6,925,000	3.890	10/04/07	6,925,000
California Educational Facilities Authority VRDN RB ROCS-RR-II-R-11064 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
4,000,000	3.800	10/04/07	4,000,000
California Educational Facilities Authority VRDN RB Series 2001-1816 (Morgan Stanley SPA) (VMIG1)(a)
3,783,500	3.890	10/04/07	3,783,500
California Educational Facilities Authority VRDN RB Series 2001-487 (Morgan Stanley SPA) (A-1+)(a)
2,000,000	3.890	10/04/07	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Health Facilities Financing Authority VRDN RB Adventist Health System Series 2002 A (Wachovia Bank N.A. LOC) (VMIG1)
$2,000,000	3.940%	10/01/07	$2,000,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005-H (Bank of America N.A. LOC) (A-1+/VMIG1)
1,000,000	3.760	10/03/07	1,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stanley SPA) (A-1+)(a)
1,800,000	3.890	10/04/07	1,800,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,000,000	3.800	10/03/07	1,000,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (Bank One N.A. SPA) (A-1+/VMIG1)
3,100,000	3.810	10/03/07	3,100,000
California Health Facilities Financing Authority VRDN RB Series 2007-1754 (Morgan Stanley SPA) (VMIG1)(a)
10,000,000	3.890	10/04/07	10,000,000
California Health Facilities Financing Authority VRDN RB Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,350,000	3.890	10/04/07	3,350,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-2 (BNP Paribas LOC) (A-1+/VMIG1)
7,350,000	3.970	10/01/07	7,350,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
500,000	3.720	10/04/07	500,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-3 (Bank of New York LOC) (A-1+/VMIG1)
13,665,000	3.900	10/01/07	13,665,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 G-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
600,000	3.680	10/04/07	600,000
California State Economic Recovery VRDN RB Series 2004 C-1 (Landesbank Baden-Wurrtemberg SPA) (A-1+/VMIG1)
2,500,000	4.010	10/01/07	2,500,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
8,275,000	3.860	10/01/07	8,275,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
10,400,000	3.900	10/01/07	10,400,000
California State GO VRDN Floating Rate Series 2003 A-3 (Westdeutsche Landesbank and JPMorgan Chase & Co.) (A-1+/VMIG1)
750,000	3.860	10/01/07	750,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California State GO VRDN Floating Rate Series 2003 B-2 (BNP Paribas and Bank of New York and California State Teachers Retirement LOC) (A-1+/VMIG1)
$900,000	3.630%	10/03/07	$900,000
California State GO VRDN P-Floats-PT 1555 (FGIC-TCRS) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,300,000	3.920	10/04/07	5,300,000
California State GO VRDN P-Floats-PT 3758 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,960,000	3.920	10/04/07	2,960,000
California State GO VRDN P-Floats-PZ 151 Series 2006 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,800,000	3.930	10/04/07	4,800,000
California State University VRDN RB P-Floats-PT-2660 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,160,000	3.950	10/04/07	5,160,000
California State University VRDN RB Putters Series 2006-1435 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	3.880	10/04/07	1,000,000
California State University VRDN RB ROCS RR II R-9107 Series 2007 (FSA) (Citigroup Global Markets, Inc.) (A-1+)(a)
3,000,000	3.880	10/04/07	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
6,900,000	3.800	10/03/07	6,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
6,000,000	3.800	10/03/07	6,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
2,800,000	3.810	10/03/07	2,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
10,300,000	3.800	10/03/07	10,300,000
(Chabot-Las Positas) ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
9,950,000	3.870	10/04/07	9,950,000
Chaffey Community College District GO VRDN Putters Series 2007-2101 (MBIA) (JPMorgan Chase & Co.) (A-1+)(a)
4,825,000	3.880	10/04/07	4,825,000
City of Los Angeles Go TRANS Series 2007 (SP-1+/MIG1)
5,000,000	4.500	06/30/08	5,031,650
Contra Costa County TRANS RB Series 2006 A (SP-1+/MIG1)
2,000,000	4.500	12/11/07	2,002,682
Desert Sands ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates Series 2004-30 (FSA) (ABN Amro Bank N.V. SPA) (F1+)(a)
7,825,000	3.880	10/04/07	7,825,000
East Bay Municipal Utility District Water Systems VRDN RB Floaters Series 1414 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
4,918,000	3.890	10/04/07	4,918,000
Eclipse Funding Trust VRDN RB for California Educational Facilities of Pepperdine University Series 2006-0065 (AMBAC) (U.S. Bank N.A.) (VMIG1)(a)
2,000,000	3.860	10/04/07	2,000,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
2,480,000	3.750	10/02/07	2,480,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Grossmont-Cuyamaca California Community College District GO VRDN ROCS RR II R 6520 Series 2005 (FGIC) (Citigroup, Inc.) (VMIG1)(a)
$1,000,000	3.880%	10/04/07	$1,000,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(b)
3,850,000	3.700	10/04/07	3,850,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,875,000	3.760	10/03/07	14,875,000
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1710P (AMBAC) (JPMorgan Chase LOC)(F1+)(a)
7,565,000	3.940	10/04/07	7,565,000
Lehman Municipal Trust Receipts Metropolitan Water District VRDN Series 2006 K81 (Lehman Brothers SPA) (VMIG1)(a)
4,000,000	3.820	10/03/07	4,000,000
Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K58W Reg D. (VMIG1)(a)
9,540,000	3.860	10/03/07	9,540,000
Long Beach California Housing Authority MF Hsg. VRDN RB Refunding for Channel Point Apartments Series 1998 (FNMA) (A-1+)
1,000,000	3.740	10/04/07	1,000,000
Los Angeles County GO TRANS Series 2007 (SP-1+/MIG1)
5,000,000	4.500	06/30/08	5,029,845
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
4,261,000	3.740	10/04/07	4,261,000
Los Angeles County Housing Authority MF Hsg. VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
4,059,000	3.740	10/04/07	4,059,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
8,000,000	3.720	10/02/07	8,000,000
Los Angeles Department of Water & Power System Revenue CP (Banco Bilbao SPA) (A-1+)
4,000,000	3.650	10/04/07	4,000,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,200,000	3.880	10/04/07	3,200,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
1,495,000	3.880	10/04/07	1,495,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1)(a)
3,275,000	3.890	10/04/07	3,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-3 (Fortis Bank and Lloyds TSB Bank and National Australia Bank) (A-1+/VMIG1)
2,875,000	3.740	10/04/07	2,875,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-7 (Fortis Bank and Lloyds TSB Bank and National Australia Bank) (A-1+/VMIG1)
1,675,000	3.740	10/04/07	1,675,000
Los Angeles Municipal Improvement Corp. Lease VRDN RB ROCS RR II R-7541 Series 2007 (FGIC) (Citigroup, Inc.) (A-1+)(a)
3,000,000	3.880	10/04/07	3,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Los Angeles Unified School District GO VRDN Floaters Series 2008 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
$4,800,000	3.890%	10/04/07	$4,800,000
Los Angeles Unified School District GO VRDN ROCS RR II R-10177 Series 2007 (A-1+)(a)
4,510,000	3.880	10/04/07	4,510,000
Los Angeles Unified School District GO VRDN ROCS-RR-II R-9121 Series 2007 (FSA) (Citigroup, Inc.) (A-1+)(a)
9,885,000	3.880	10/04/07	9,885,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
2,870,000	3.890	10/04/07	2,870,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,500,000	3.890	10/04/07	3,500,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Eagle Series 2007-0044 A (Bayerische Landesbank SPA) (A-1)(a)
4,000,000	3.870	10/04/07	4,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (BNP Paribas SPA) (A-1+/VMIG1)
5,000,000	3.860	10/01/07	5,000,000
Municipal Security Trust Certificates VRDN RB for California Health Facilities Series 2007-325 (Bear Stearns SPA) (VMIG1)(a)
4,140,000	3.890	10/04/07	4,140,000
Municipal Security Trust Certificates VRDN RB for California State University Series 2007-314 (FSA) (Bear Stearns SPA) (VMIG1)(a)
3,000,000	3.880	10/04/07	3,000,000
Napa Valley Puttable Floating Option Tax Exempt Receipts GO P-Floats-EC1044 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,865,000	3.940	10/04/07	10,865,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,580,000	3.950	10/04/07	6,580,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,665,000	3.950	10/04/07	6,665,000
Orange County Apartment Development VRDN RB for Hidden Hills Series 1985 C (FHLMC LOC) (VMIG1)
7,100,000	3.720	10/02/07	7,100,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC LOC) (VMIG1)
3,000,000	3.720	10/02/07	3,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA LOC) (A-1+)
2,230,000	3.740	10/04/07	2,230,000
Orange County Apartment Development VRDN RB for Seaside Meadow Series 1984 C (FHLMC LOC) (VMIG1)
3,100,000	3.720	10/04/07	3,100,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
7,435,000	3.760	10/03/07	7,435,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,550,000	3.740	10/04/07	9,550,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	3.890	10/04/07	1,500,000
Orange County Sanitation District VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/VMIG1)
25,630,000	3.900	10/01/07	25,630,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Pepperdine University ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. SPA) (F1+)(a)
$12,000,000	3.880%	10/04/07	$12,000,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Series SPA) (F1+)(a)
5,600,000	3.920	10/04/07	5,600,000
Rancho Santiago Community College District VRDN Merlots Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,995,000	3.900	10/03/07	4,995,000
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Inc. SPA)(A-1+)(a)
7,135,000	3.880	10/04/07	7,135,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,995,000	3.880	10/04/07	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB ROCS-RR-II-R 10113 Series 2007 (AMBAC) (Citigroup Financial Products) (A-1+)(a)
4,000,000	3.880	10/04/07	4,000,000
Sacramento Sanitation District Financing Authority ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-50 (AMBAC) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
6,000,000	3.880	10/04/07	6,000,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	3.740	10/04/07	16,600,000
San Diego Community College District GO VRDN Floaters Series 2007-2064 (F1+)(a)
2,585,000	3.890	10/04/07	2,585,000
San Diego County Transportation Commission CP (JPMorgan Chase & Co. SPA) (A-1+/P-1)
2,900,000	3.690	10/11/07	2,900,000
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1+/P-1)
5,000,000	3.680	10/11/07	5,000,000
2,000,000	3.670	10/16/07	2,000,000
6,500,000	3.500	03/11/08	6,500,000
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1+)(a)
3,500,000	3.890	10/04/07	3,500,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg) (A-1)(a)
9,900,000	3.870	10/04/07	9,900,000
San Francisco City & County GO VRDN P-Floats-PT Series 2005-3017 (MBIA) (Merrill Lynch & Co.) (F1+)(a)
4,875,000	3.950	10/04/07	4,875,000
San Francisco Transportation CP Series 2006 A (Landesbank Baden-Wurttemberg SPA) (A-1+/P-1)
5,400,000	3.590	10/18/07	5,400,000
San Franciso Public Utilities Commission Wastewater CP (BNP Paribas LOC) (A-1/P-1)
2,000,000	3.600	11/08/07	2,000,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,095,000	3.880	10/04/07	1,095,000
Santa Clara County ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates Series 2003-13 (FGIC) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
8,895,000	3.880	10/04/07	8,895,000
University of California VRDN RB Floaters Series 2005-1198 (Morgan Stanley SPA) (A-1+)(a)
2,000,000	3.890	10/04/07	2,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(b)
$6,500,000	3.700%	10/02/07	$6,500,000
University of California VRDN RB Putters Series 2005-1139 (FGIC) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
3,005,000	3.880	10/04/07	3,005,000
University of California VRDN RB Putters Series 2007-1671 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
2,565,000	3.880	10/04/07	2,565,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
3,750,000	3.880	10/04/07	3,750,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,805,000	3.950	10/04/07	5,805,000

			$581,775,586

TOTAL INVESTMENTS — 99.4%			$581,775,586

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			$3,732,019

NET ASSETS — 100.0%			$585,507,605

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2007, these securities amounted to $297,031,500 or approximately 50.7% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2007, these securities amounted to $16,830,000 or approximately 2.9% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — 99.1%
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
$3,295,000	3.950%	10/04/07	$3,295,000
Columbia University Dormitory Trust Lehman Municipal Trust Receipts VRDN RB Series 2006-P44U (Lehman Brothers Holdings, Inc.) (A-1/VMIG1)(a)
6,000,000	3.880	10/03/07	6,000,000
Haverstraw Stony Point Central School District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-217 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,090,000	3.950	10/04/07	6,090,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB for Jay Street Project Series 2001 A-2 (Depfa Bank PLC LOC) (A-1/VMIG1)
1,005,000	4.040	10/01/07	1,005,000
Long Island Power Authority Electric System VRDN RB P-Float PA 1150 Series 2003 (CIFG) (Merrill Lynch Capital Services) (F1+)(a)
4,800,000	3.900	10/04/07	4,800,000
Long Island Power Authority Electric System VRDN RB Putter Series 1386 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,595,000	3.900	10/04/07	1,595,000
Long Island Power Authority Electric System VRDN RB Putters Series 2007-2167 (FGIC) (JPMorgan Chase& Co. SPA) (VMIG1)(a)
4,445,000	3.900	10/04/07	4,445,000
Long Island Power Authority Electric System VRDN RB ROCS-RR II R-11159 Series 2007 (XLCA) (Citibank N.A. SPA) (A-1+)(a)
1,000,000	3.910	10/04/07	1,000,000
Long Island Power Authority Electric System VRDN RB ROCS-RR II R-715 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,500,000	3.910	10/04/07	2,500,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,450,000	3.900	10/01/07	2,450,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B RMKT 05/23/03 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
6,000,000	3.890	10/01/07	6,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-2304 Class A (FSA)(Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.920	10/04/07	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA)(Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.920	10/04/07	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,285,000	3.920	10/03/07	2,285,000
Metropolitan Transportation Authority VRDN RB Putters Series 2002-267 (MBIA) (JPMorgan Chase & Co. SPA) (MBIA) (A-1+)(a)
1,600,000	3.900	10/04/07	1,600,000
Metropolitan Transportation Authority VRDN RB Subseries 2005 G-2 (BNP Paribas LOC) (A-1+/VMIG1)
7,300,000	3.920	10/01/07	7,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JPMorgan Chase & Co. SPA) (A-1+)
$2,300,000	3.960%	10/01/07	$2,300,000
New Rochelle City School District GO TANS Series 2007 (MIG1)
4,745,000	4.250	06/30/08	4,764,343
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	3.880	10/04/07	4,165,000
New York City GO VRDN Putters Series 2006-1341 (MBIA-IBC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,820,000	3.900	10/04/07	1,820,000
New York City GO VRDN ROCS RR II R-8062 Series 2007 (Citigroup Financial Products) (A-1+)(a)
4,000,000	3.910	10/04/07	4,000,000
New York City GO VRDN Stars Series 2007-047 (BNP Paribas N.A. SPA) (VMIG1)(a)
7,000,000	3.900	10/04/07	7,000,000
New York City GO VRDN Subseries 2006 I-3 (Bank of America N.A.) (A-1+/VMIG1)
4,000,000	3.960	10/01/07	4,000,000
New York City Housing Development Corporation MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
2,335,000	3.830	10/03/07	2,335,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1694 (Morgan Stanley Municipal Products) (A-1+)(a)
7,100,000	3.900	10/04/07	7,100,000
New York City Municipal Water Finance Authority CP Series 1 (Dexia Credit Local and JPMorgan Chase & Co. SPA) (A1+)
2,000,000	3.710	10/12/07	2,000,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank and Bayerische Landesbank SPA) (A1+/P1)
4,500,000	3.530	12/20/07	4,500,000
New York City Municipal Water Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-486 Series 2007 (BNP Paribas LOC) (F1+)(a)
2,000,000	3.880	10/04/07	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
1,865,000	3.950	10/04/07	1,865,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
400,000	3.910	10/04/07	400,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2072 (Morgan Stanley) (A-1+)(a)
4,600,000	3.900	10/04/07	4,600,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1C (JPMorgan Chase Bank) (A-1+/VMIG1)
850,000	3.910	10/01/07	850,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$4,985,000	3.960%	10/01/07	$4,985,000
New York City Transitional Finance Authority VRDN RB for Recovery Subseries 2002 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,700,000	3.960	10/01/07	1,700,000
New York City Transitional Finance Authority VRDN RB ROCS RR II R-10130 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.910	10/04/07	3,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
7,205,000	3.880	10/04/07	7,205,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.950	10/04/07	5,835,000
New York Convention Center Development Corp. VRDN RB Floaters Series 2006-1007 (AMBAC) (Bank of New York SPA) (A-1+)(a)
9,895,000	3.890	10/04/07	9,895,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (A-1+)
2,000,000	3.550	11/14/07	2,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+/P-1)
3,000,000	3.600	11/08/07	3,000,000
4,000,000	3.650	11/08/07	4,000,000
4,755,000	3.620	12/13/07	4,755,000
New York State Dormitory Authority VRDN RB for Eagle Series 2006-0025 Class A (Citibank N.A.) (A-1+)(a)
3,000,000	3.920	10/04/07	3,000,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,795,000	3.950	10/04/07	5,795,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,465,000	3.910	10/04/07	2,465,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2007-1946 (AMBAC) (Morgan Stanley) (F1+)(a)
5,000,000	3.900	10/04/07	5,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1+)(a)
10,000,000	3.900	10/04/07	10,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2006 (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
6,100,000	3.880	10/03/07	6,100,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
1,770,000	3.890	10/04/07	1,770,000
New York State Dormitory Trust Lehman Municipal Trust Receipts VRDN RB Series 2007-K46 Reg. D (Lehman Brothers Holdings, Inc.) (A-1)(a)
4,900,000	3.930	10/03/07	4,900,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC)(A1+/VMIGI)
6,000,000	3.620	11/13/07	6,000,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking ROCS RR II R 7031 (Citigroup Financial Products) (VMIGI)(a)
1,790,000	3.910	10/04/07	1,790,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
$4,000,000	3.700%	12/04/07	$4,000,000
New York State GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/VMIG1)(a)
3,040,000	3.980	10/01/07	3,040,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMK 08/02/07 (FHLMC) (VMIG1)
13,500,000	3.800	10/03/07	13,500,000
New York State Local Government Assistance Corp. VRDN RB Floating Rate Receipts Series 1997-SG99 (AMBAC) (Societe Generale SPA) (A-1+)(a)
1,250,000	3.880	10/05/07	1,250,000
New York State Local Government Assistance Corp. VRDN RB for P-Floats-PT 3451 Series 2006 (MBIA-IBC) (Dexia Credit Local LOC) (F1+)(a)
2,200,000	3.950	10/04/07	2,200,000
New York State Local Government Assistance Corp. VRDN RB P-Floats-PT 410 Series 2000 (FGIC) (Lloyds TSB Bank PLC SPA) (A-1+)(a)
8,925,000	3.900	10/04/07	8,925,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (GO of Corp.) (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,100,000	3.820	10/03/07	1,100,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A1/P1)

5,000,000	3.630	10/18/07	5,000,000
2,800,000	3.660	10/19/07	2,800,000
2,000,000	3.750	11/14/07	2,000,000
5,000,000	3.560	12/04/07	5,000,000
New York State Power Authority CP Series 8 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A1/VMIG1)

300,000	3.720	11/20/07	300,000
New York State Thruway Authority VRDN RB 1921 Series 2007 (Morgan Stanley) (A-1+)(a)
2,000,000	3.900	10/04/07	2,000,000
New York State Thruway Authority VRDN RB Merlots H-02 Series 2007 (AMBAC) (Wachovia Bank SPA) (A-1+)(a)
1,860,000	3.910	10/03/07	1,860,000
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,550,000	3.900	10/04/07	2,550,000
New York State Thruway Authority VRDN RB Putter Series 2002-330 (JPMorgan Chase & Co.) (MBIA) (A-1+)(a)
3,015,000	3.840	10/04/07	3,015,000
Orange County GO VRDN Series 2005-885 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,190,000	3.900	10/04/07	1,190,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Port Authority of New York & New Jersey CP Series 2005 B (Landesbank Hessen-Thueringen SPA) (A1+/P1)
$4,000,000	3.750%	11/14/07	$4,000,000
Port Authority of New York & New Jersey VRDN RB Eagle Series 2007-0110 A (FSA) (Banco Bilbao) (A-1+)(a)
5,000,000	3.890	10/04/07	5,000,000
Port Authority of New York & New Jersey VRDN RB Series 2007 1928 (Morgan Stanley) (A-1+)(a)
3,000,000	3.900	10/04/07	3,000,000
Port Authority of New York & New Jersey VRDN RN for Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	3.900	10/04/07	2,000,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/VMIG1)
8,205,000	3.910	10/04/07	8,205,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (VMIG1) (HSBC Bank N.A. SPA)
3,900,000	3.810	10/04/07	3,900,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	3.810	10/04/07	3,000,000
Triborough Bridge & Tunnel Authority Municipal Securities Trust Certificates VRDN RB Series 2000-109 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
1,955,000	4.050	10/01/07	1,955,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley SPA) (F1+)(a)
3,900,000	3.900	10/04/07	3,900,000
UBS Municipal CRVS GO VRDN Relating to New York, NY Series 2007-31 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
1,200,000	3.900	10/04/07	1,200,000
UBS Municipal CRVS VRDN RB Floaters Series 2007-17 Relating to New York State Thruway Authority (Landesbank Hessen-Thueringen SPA) (A-1)(a)
3,000,000	3.900	10/04/07	3,000,000

TOTAL INVESTMENTS — 99.1%			$306,149,343

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			$2,732,051

NET ASSETS — 100.0%			$308,881,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2007, these securities amounted to $178,030,000 or approximately 57.6% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CIFG	— CDC IXIS Financial Guarantee
CP	— Commercial Paper
CRVS	— Custodial Residual and Variable Securities
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA PORTFOLIOS

Schedule of Investments

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

Portfolio Concentrations — As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers with certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

ILA PORTFOLIOS

Schedule of Investments

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

At September 30, 2007, the ILA Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I, which equaled $771,100,000 in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	3.95%	10/01/07	$1,000,329,167

Banc of America Securities LLC	650,000,000	3.90	10/01/07	650,211,250

Barclays Capital PLC	1,500,000,000	3.95	10/01/07	1,500,493,750

Bear Stearns	750,000,000	4.00	10/01/07	750,250,000

Citigroup Global Markets, Inc.	100,000,000	3.80	10/01/07	100,031,667

Citigroup Global Markets, Inc.	1,750,000,000	4.00	10/01/07	1,750,583,333

Deutsche Bank Securities, Inc.	1,778,300,000	3.95	10/01/07	1,778,885,357

Greenwich Capital Markets	1,050,000,000	4.00	10/01/07	1,050,350,000

JPMorgan Securities, Inc.	2,000,000,000	4.08	10/01/07	2,000,680,000

Lehman Brothers Holdings, Inc.	500,000,000	4.00	10/01/07	500,166,667

Morgan Stanley	1,000,000,000	4.00	10/01/07	1,000,333,333

UBS Securities LLC	1,700,000,000	3.95	10/01/07	1,700,559,583

TOTAL				$13,782,874,107

At September 30, 2007, the Joint Repurchase Agreement Account I was fully collateralized by Cash, $1,443,000,000; U.S. Treasury Bills, 0.000%, due 10/04/07 to 02/28/08; U.S. Treasury Bonds, 7.250% to 12.500%, due 11/15/12 to 08/15/17; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 10/01/07 to 08/15/29; U.S. Treasury Notes, 0.875% to 6.000%, due 10/01/07 to 08/15/17; U.S. Treasury Principal-Only Stripped Securities, 0.000% to 10.630%, due 11/15/07 to 08/15/17 and U.S. Treasury Interest and Principal Stripped Securities, 0.000%, due 11/15/14. The aggregate market value of the collateral, including accrued interest, was $14,025,741,997.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2007

* Print the name and title of each signing officer under his or her signature.